CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)		6 Months Ended
	Sep. 27, 2023	Jun. 30, 2024	Jun. 30, 2023	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Convertible promissory note		$ 7,950,679					$ 8,547,509
Interest expense		200,000	$ 200,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory note	$ 609,000
Convertible promissory note term of interest and maturity	The Note matures in 12 months from the issue date of the Note (the “Maturity Date”), with an annual interest rate of 8%.
Annual interest rate	8.00%
Original issue discount	$ 44,000	62,806
Transaction costs	15,000
Net proceeds from short term debt	$ 550,000
Debt instrument conversion price	$ 8.0			$ 0.6670	$ 0.8579	$ 0.8790
Floor price	$ 2.0
Beneficial conversion feature assigned value	$ 156,440
Proceeds to beneficial conversion feature	$ 215,440
Interest expense		119,000
Contractual obligation		22,000
Debt issuance costs		97,000
Unamortized debt discounts premium		$ 350,930